LOAN RECEIVABLE - RELATED PARTY	12 Months Ended
Sep. 30, 2024
Loan Receivable - Related Party
LOAN RECEIVABLE - RELATED PARTY

NOTE 8 – LOAN RECEIVABLE - RELATED PARTY

On March 25, 2024, the Company provided a loan of RMB5,600,000 (US$799,155) to Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”), an equity investee of the Company. The loan to Sichuan TIBO was for one year with interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025, and it was intended for the repayment of Sichuan TIBO’s bank loans. Interest income related to this loan was RMB166,236 (US$23,723) as of September 30, 2024. On June 25, 2024, Sichuan TIBO signed a land mortgage contract with the Company as a guarantee of repayment.